Earnings Per Share	12 Months Ended
Dec. 31, 2020
Earning per share information:
Earnings Per Share

Note 13 - Earnings Per Share

The following table summarizes information related to the computation of basic and diluted earnings per Share for the years indicated:

	Year Ended December 31,
	2020	2019	2018
Net income attributable to Shares (US$ in thousands)	21,778	21,986	18,731

Weighted average number of Shares outstanding used in basic earnings per Share calculation	39,383	37,626	36,190

Add assumed exercise of outstanding dilutive potential Shares	989	806	557

Weighted average number of Shares Outstanding used in diluted earnings per Share calculation	40,372	38,432	36,747

Basic income from continuing operations per Share ($)	0.55	0.55	0.52

Basic income from discontinued operations per Share ($)	-	0.03	-
Basic net income per Share ($)	0.55	0.58	0.52
Diluted income from continuing operations per Share ($)	0.54	0.54	0.51
Diluted income from discontinued operations per Share ($)	-	0.03	-
Diluted net income per Share ($)	0.54	0.57	0.51

Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect	-	-	-